Document and Entity Information	Feb. 16, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by the registrant on February 16, 2023 (the “Original Form 8-K”). This amended Current Report fixes a technical error with the link to Exhibit 99.1, Press Release, dated February 16, 2023. The information disclosed in the Original Form 8-K and press release is unchanged.
Document Period End Date	Feb. 16, 2023
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Central Index Key	0001508655
Entity Emerging Growth Company	false
Entity File Number	001-36364
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3380000
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	621-3001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TSLX
Security Exchange Name	NYSE